Provisions (Tables)	12 Months Ended
Dec. 31, 2023
Provisions [abstract]
Schedule of provisions

		United States Dollar
	Figures in millions unless otherwise stated	2023	2022

28.1	Environmental rehabilitation costs	452.9	387.7
28.2	Silicosis settlement costs	5.1	10.5
	Other	1.4	1.9
	Total provisions	459.4	400.1
	Current portion of provisions	(47.0)	(18.5)
	Non-current portion of provisions	412.4	381.6
28.1	Environmental rehabilitation costs
	Balance at beginning of the year	387.7	430.9
	Changes in estimates – capitalised[1]	53.9	(22.1)
	Changes in estimates – recognised in profit or loss[1]	4.0	(8.9)
	Interest expense	21.8	11.8
	Payments	(14.8)	(10.8)
	Translation adjustment	0.3	(13.2)
	Balance at end of the year[2]	452.9	387.7
	Current portion of environmental rehabilitation costs	(46.8)	(17.2)
	Non-current portion of environmental rehabilitation costs	406.1	370.5
	The provision is calculated using the following gross closure cost estimates:
	South Africa	44.0	47.2
	Ghana	107.5	101.0
	Australia	230.6	215.4
	Peru	168.9	148.4
	Chile	47.1	52.8
	Total gross closure cost estimates	598.1	564.8

The provision is calculated using the following assumptions:	Inflation rate Year 1	Inflation rate Year 2	Inflation rate Year 3	Inflation rate Year 4 onwards	Discount rate

2023
South Africa	5.0%	4.6%	4.5%	4.5%	12.1%
Ghana	2.7%	2.5%	2.3%	2.3%	12.1% – 12.4%
Australia	3.8%	3.3%	2.8%	2.6%	4.0% – 4.2%
Peru	2.7%	2.5%	2.3%	2.3%	5.2%
Chile	2.7%	2.5%	2.3%	2.3%	4.6%
2022
South Africa	5.3%	4.7%	4.6%	4.6%	11.4%
Ghana	3.4%	2.6%	2.4%	2.4%	15.0% – 15.2%
Australia	4.8%	2.9%	2.7%	2.5%	4.0% – 4.3%
Peru	3.4%	2.6%	2.4%	2.4%	5.4%
Chile	3.4%	2.6%	2.4%	2.4%	4.7%
[1]Changes in estimates are defined as changes in reserves and corresponding changes in life of mine as well as changes in laws and regulations governing environmental matters, closure cost estimates and discount rates. The increase is mainly due to higher gross closure cost estimates.
[2]South African, Ghanaian, Australian and Peruvian mining companies are required by law to undertake rehabilitation as part of their ongoing operations. These environmental rehabilitation costs are funded as follows:
•Ghana – reclamation bonds underwritten by banks and restricted cash (refer to note 21);
•South Africa – contributions into environmental trust funds (refer to note 21) and guarantees (refer to note 37);
•Australia – mine rehabilitation fund levy and restricted cash (refer note 21); and
•Peru – bank guarantees (refer note 37) and restricted cash (refer to note 21).

Summary of Silicosis settlement costs

		United States Dollar
	Figures in millions unless otherwise stated	2023	2022

28.2	Silicosis settlement costs[1]
	Balance at the beginning of the year	10.5	13.1
	Changes in estimates	(4.1)	(2.2)
	Unwinding of provision recognised as finance expense	0.9	1.0
	Payment	(1.3)	(0.7)
	Translation	(0.9)	(0.7)
	Balance at end of the year	5.1	10.5
	Current portion of silicosis settlement costs	(0.2)	(1.3)
	Non-current portion of silicosis settlement costs	4.9	9.2
[1]The principal health risks associated with Gold Fields’ mining operations in South Africa arise from occupational exposure to silica dust, noise, heat and certain hazardous chemicals. The most significant occupational diseases affecting Gold Fields’ workforce include lung diseases (such as silicosis, tuberculosis, a combination of the two and chronic obstructive airways disease (“COAD”) as well as noise induced hearing loss (“NIHL”)).
A consolidated application was brought against several South African mining companies, including Gold Fields, for certification of a class action on behalf of current or former mineworkers (and their dependants) who have allegedly contracted silicosis and/or tuberculosis while working for one or more of the mining companies listed in the application.
This matter was previously disclosed as a contingent liability as the amount could not be estimated reliably. As a result of the ongoing work of the
Gold Working Group (comprising African Rainbow Minerals, Anglo American SA, AngloGold Ashanti, Gold Fields, Harmony and Sibanye-Stillwater)
(the “GWG Parties”) and engagements with affected stakeholders since 31 December 2016, Gold Fields was able to reliably estimate its share in the estimated cost in relation to the GWG Parties of a possible settlement of the class action claims and related costs during 2017. As a result,
Gold Fields provided an amount of US$5.1 million (R93.8 million) (2022: US$10.5 million (R178.9 million)) for this obligation in the statement of financial position at 31 December 2023. The nominal amount of this provision is US$7.2 million (R131.6 million). Gold Fields believes that this remains a reasonable estimate of its share of the settlement of the class action claims and related costs.
The assumptions that were made in the determination of the provision include silicosis prevalence rates, estimated settlement per claimant, benefit take-up rates and disease progression rates. A discount rate of 9.27% (2022: 9.22%) was used, based on government bonds with similar terms to the anticipated settlements. Refer to note 38 for further details.